Accounting Changes - Disclosure of comparative information prepared under previous GAAP (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss) [abstract]
Revenues	$ 2,249,000	$ 2,307,000	$ 2,397,000
(Note 6)	(1,100,000)	(1,016,000)	(963,000)
Net interest expense	(250,000)	(247,000)	(229,000)
Net earnings (loss)	(90,000)	(118,000)	$ 276,000
Statement of financial position [abstract]
Deferred income tax liabilities (Note 11)	501,000	549,000
Contract liability	87,000	62,000
Deficit	(1,496,000)	$ (1,209,000)
Previous GAAP [member]
Profit (loss) [abstract]
Revenues	2,253,000
(Note 6)	(1,109,000)
Net interest expense	(243,000)
Net earnings (loss)	(88,000)
Statement of financial position [abstract]
Deferred income tax liabilities (Note 11)	505,000
Contract liability	68,000
Deficit	(1,481,000)
Effect of transition to IFRSs [member]
Profit (loss) [abstract]
Revenues	(4,000)
(Note 6)	9,000
Net interest expense	(7,000)
Net earnings (loss)	(2,000)
Statement of financial position [abstract]
Deferred income tax liabilities (Note 11)	(4,000)
Contract liability	19,000
Deficit	$ (15,000)